Share capital (Details) SFr / shares in Units, $ / shares in Units, $ in Millions							1 Months Ended	12 Months Ended
	Feb. 20, 2024 shares	Dec. 13, 2023 CHF (SFr) SFr / shares shares	Nov. 27, 2023 SFr / shares shares	Jun. 14, 2023 CHF (SFr) SFr / shares shares	Apr. 03, 2023 CHF (SFr) SFr / shares shares	Apr. 03, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CHF (SFr) shares	Dec. 31, 2024 CHF (SFr) SFr / shares shares	Dec. 31, 2023 CHF (SFr) SFr / shares shares	Dec. 31, 2022 CHF (SFr) shares	Dec. 12, 2023 CHF (SFr)	Oct. 23, 2023	Oct. 22, 2023	Jun. 13, 2023 CHF (SFr)
Share capital
Number of shares at beginning of period								(59,159,103)
Number of shares at beginning of period								125,195,393	77,134,020
Issue of shares-exercise ESOP & ESC		12,527,235							12,527,235
Sale of shares under shelf registration									7,999,998
Exercise of pre-funded warrants		17,458,950					6,120,000		23,578,950
Sale of shares under sale agency agreement								3,050,665	4,006,373
Net sale (purchase) of shares under liquidity agreement								55,450	(43,872)
Acquisition of shares forfeited from DSPPP								(8,539)	(7,311)
Number of shares at end of period							(59,159,103)	(56,061,527)	(59,159,103)
Number of shares at end of period							125,195,393	128,292,969	125,195,393	77,134,020
Number of shares reclassed as treasury shares under IFRS 2			(12,527,235)
Number of shares reclassed as treasury shares under IFRS 2							(29,958,807)	(29,950,268)	(29,958,807)
Number of shares including IFRS 2 shares							95,236,586	98,342,701	95,236,586
Share capital as registered in commercial register | SFr							SFr 1,782,344.96		SFr 1,782,344.96
Number of shares registered in commercial register							178,234,496		178,234,496
Number of shares registered in commercial register during period	6,120,000
Number of shares represented by one depositary receipt												120	6
ADS reverse split ratio												0.05
Par value per share | SFr / shares		SFr 0.01						SFr 0.01
Treasury shares | SFr							SFr 909,566	SFr 869,708	SFr 909,566
Gross amount of treasury shares sold | SFr								235,257	1,193,074	SFr 464,954
Share capital | SFr		SFr 1,782,345		SFr 1,329,483			1,843,545	SFr 1,843,545	SFr 1,843,545		SFr 1,329,483			SFr 1,153,483
Number of new shares issued		45,286,185
Number of shares issued from conditional capital		29,986,185
Strike price of equity incentive units | SFr / shares			SFr 0.043
Addex Pharma SA
Share capital
Issue of shares-treasury shares		15,300,000		17,600,000
Issue price | SFr / shares		SFr 0.01		SFr 0.01
Proportion of ownership interest in subsidiary		100.00%		100.00%
Kepler
Share capital
Sale of shares under sale agency agreement								3,050,665	4,006,373
Issue price | SFr / shares								SFr 0.08	SFr 0.3
Gross amount of treasury shares sold | SFr								SFr 235,257	SFr 1,193,074
Kepler | Treasury Shares Reserve
Share capital
Treasury shares | SFr							172,072	116,622	172,072
Kepler | Other financial assets
Share capital
Treasury shares | SFr							SFr 848	SFr 6,496	SFr 848
One institutional investor
Share capital
Sale of shares under shelf registration					7,999,998	7,999,998
Exercise of pre-funded warrants							6,120,000		23,578,950
Share sale price | (per share)					SFr 0.14	$ 0.16
Number of pre-funded warrants sold					23,578,950	23,578,950
Warrants sale price | (per share)					SFr 0.14	$ 0.16
Gross proceeds					SFr 4,500,000	$ 5.0
Share issuance cost | SFr					SFr 200,000
Number of warrants issued					31,578,948	31,578,948
Strike price of issued warrants | (per share)					SFr 0.15	$ 0.17
Value of issued warrants | SFr					SFr 1,780,000
Reduction in strike price of issued warrants | (per share)					SFr 0.15	$ 0.17
Number of warrants issued in 2021 with reduced strike price					9,230,772	9,230,772
Number of warrants issued in 2022 with reduced strike price					15,000,000	15,000,000
Number of warrants held by the investor					55,809,720	55,809,720
Increase (decrease) in fair value of warrants due to amendment in exercise conditions | SFr					SFr 960,000
Common shares
Share capital
Number of shares at beginning of period								184,354,496	115,348,311
Issue of shares-treasury shares									32,900,000
Issue of shares-exercise ESOP & ESC									12,527,235
Exercise of pre-funded warrants									23,578,950
Number of shares at end of period							184,354,496	184,354,496	184,354,496	115,348,311
Number of common shares including IFRS 2 shares							184,354,496	184,354,496	184,354,496
Treasury shares
Share capital
Number of shares at beginning of period								(59,159,103)	(38,214,291)
Issue of shares-treasury shares									(32,900,000)
Sale of shares under shelf registration									7,999,998
Sale of shares under sale agency agreement								3,050,665	4,006,373
Net sale (purchase) of shares under liquidity agreement								55,450	(43,872)
Acquisition of shares forfeited from DSPPP								(8,539)	(7,311)
Number of shares at end of period							(59,159,103)	(56,061,527)	(59,159,103)	(38,214,291)
Number of shares reclassed as treasury shares under IFRS 2							(29,958,807)	(29,950,268)	(29,958,807)
Number of shares including IFRS 2 shares							(89,117,910)	(86,011,795)	(89,117,910)
American Depositary Shares | One institutional investor
Share capital
Share sale price | (per share)					SFr 17.2	$ 19
Warrants sale price | (per share)					17.02	18.8
Strike price of issued warrants | (per share)					18.11	20
Reduction in strike price of issued warrants | (per share)					SFr 18.11	$ 20
Number of warrants held by the investor					465,081	465,081